UST Acquisition (Narrative) (Details) (USD $)	12 Months Ended		40 Months Ended
	Dec. 31, 2011	Jan. 06, 2009	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2009
UST Acquisition [Abstract]
Approximate transaction value		$ 11,700,000,000
Purchase price of acquisition		10,400,000,000		10,407,000,000
Debt assumed for acquisition		1,300,000,000
Acquisition-related costs		600,000,000
Cash outlay due to acquisition		11,000,000,000
Bridge Facility, amount borrowed		4,300,000,000			0
Available cash from issuance of senior unsecured long-term notes		6,700,000,000
Senior unsecured long-term notes					4,200,000,000
Anticipated annual synergies	300,000,000
Deductible goodwill for tax purposes	0		0
Deductible intangible assets for tax purposes	0		0
Acquisition, restructuring and integration charges to date			$ 547,000,000